N-2	Apr. 04, 2024
Cover [Abstract]
Entity Central Index Key	0001725295
Amendment Flag	false
Document Type	424B3
Entity Registrant Name	ECOFIN TAX-EXEMPT PRIVATE CREDIT FUND, INC.